GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Jun. 02, 2021	Sep. 30, 2020
Accumulated Deficit	$ (25,465,021)	$ (22,774,905)		$ (20,181,368)
Series E Preferred Stock [Member]
Preferred stock shares sold		13,650,000	13,650,000
Preferred stock shares, value		$ 0.05
Preferred stock shares received		$ 682,500
Series F Preferred Stock [Member]
Preferred stock shares sold		59,270,000
Preferred stock shares, value		$ 0.05
Preferred stock shares received		$ 2,963,750
Series F Preferred Shares [Member]
Preferred stock shares sold	59,270,000
Preferred stock shares, value	$ 0.05
Preferred stock shares received	$ 2,963,500